Schedule of Investments (unaudited) October 31, 2020	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 3.1%
Alabama Federal Aid Highway Finance Authority, RB
Series A, 5.00%, 09/01/33	$3,985	$4,987,825
Series A, 5.00%, 09/01/34	3,500	4,370,205
Alabama Public School and College Authority, Refunding RB, Series A, 5.00%, 11/01/30(a)	11,900	16,229,220
Alabama Special Care Facilities Financing Authority- Birmingham Alabama, Refunding RB, 5.00%, 06/01/30	10,000	11,623,700
Birmingham-Jefferson Civic Center Authority, ST
Series A, 5.00%, 07/01/31	1,100	1,250,458
Series A, 5.00%, 07/01/32	1,150	1,292,071
Series A, 5.00%, 07/01/33	1,600	1,781,120
County of Jefferson Alabama Sewer Revenue, Refunding RB, CAB(b)
Series B, Senior Lien, (AGM), 0.00%, 10/01/31	7,375	4,506,789
Series B, Senior Lien, (AGM), 0.00%, 10/01/32	6,295	3,568,258
Series B, Senior Lien, (AGM), 0.00%, 10/01/33	1,275	669,898
Homewood Educational Building Authority, Refunding RB
Series A, 5.00%, 12/01/33	1,010	1,198,668
Series A, 5.00%, 12/01/34	1,380	1,630,318
University of South Alabama, Refunding RB
(AGM), 5.00%, 11/01/29	1,105	1,333,901
(AGM), 5.00%, 11/01/30	2,000	2,405,280

		56,847,711

Alaska — 0.0%
Northern Tobacco Securitization Corp., Refunding RB, Series A, 4.63%, 06/01/23	735	736,103

Arizona — 2.0%
Arizona Health Facilities Authority, Refunding RB
Series A, 5.00%, 02/01/34	6,340	6,662,135
Series B, 5.00%, 02/01/33	1,810	1,973,262
Arizona Industrial Development Authority, RB(c)
4.00%, 07/01/29	760	802,659
4.50%, 07/01/29	765	791,377
4.00%, 07/01/30	700	704,837
Series A, 4.00%, 07/01/29	4,135	4,189,293
Industrial Development Authority of the City of Phoenix, RB
6.00%, 07/01/23(d)	275	301,549
Series A, 4.50%, 07/01/22	205	209,405
Series A, 5.75%, 07/01/24(c)	620	657,212
Series A, 5.00%, 07/01/33	1,000	1,025,090
Industrial Development Authority of the County of Pima, Refunding RB, Series A, 4.00%, 09/01/29	6,000	6,359,340
Maricopa County Industrial Development Authority, Refunding RB
4.00%, 07/01/29(c)	855	889,816
Series A, 5.00%, 01/01/31	10,000	12,132,700

		36,698,675

California — 7.9%
Alameda Corridor Transportation Authority, Refunding RB, Series A, Sub Lien, (AMBAC), 0.00%, 10/01/30(b)	10,530	8,256,784

Security	Par (000)	Value

California (continued)
California Health Facilities Financing Authority, RB
Series A, 5.00%, 11/15/32	$1,600	$1,973,632
Series A, 5.00%, 11/15/33	1,855	2,281,093
California Municipal Finance Authority, ARB, AMT, Senior Lien, 5.00%, 12/31/33	4,000	4,638,080
California Municipal Finance Authority, RB, 4.00%, 10/01/33	2,500	2,572,975
California Municipal Finance Authority, RB, S/F Housing, Series A, 5.00%, 08/15/30	1,000	1,116,520
California Municipal Finance Authority, Refunding RB
Series A, 5.00%, 07/01/30	1,200	1,428,060
Series A, 5.00%, 07/01/31	1,050	1,241,079
California School Finance Authority, RB(c)
5.00%, 06/01/30	565	616,483
Series A, 5.00%, 06/01/29	290	319,081
Series A, 5.00%, 06/01/32	1,100	1,210,099
City of Long Beach California Harbor Revenue, ARB
Series A, AMT, 5.00%, 05/15/31	1,200	1,458,624
Series A, AMT, 5.00%, 05/15/32	1,800	2,175,876
Series A, AMT, 5.00%, 05/15/33	675	812,309
Series A, AMT, 5.00%, 05/15/34	1,650	1,978,399
Compton Unified School District, GO(b)
Series B, (BAM), 0.00%, 06/01/33	1,000	745,520
Series B, (BAM), 0.00%, 06/01/34	1,125	806,873
Series B, (BAM), 0.00%, 06/01/35	1,000	690,270
Series B, (BAM), 0.00%, 06/01/36	1,000	655,490
El Camino Community College District Foundation, GO, CAB(b)
Series C, 0.00%, 08/01/30	9,090	7,896,392
Series C, 0.00%, 08/01/31	12,465	10,527,690
Series C, 0.00%, 08/01/32	17,435	14,303,325
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1, 5.00%, 06/01/29	14,500	17,600,535
Los Angeles Regional Airports Improvement Corp., Refunding RB, AMT, 5.00%, 01/01/32	4,110	4,295,443
Los Angeles Unified School District, GO, Series A, 4.00%, 07/01/33	3,000	3,374,790
Monterey Peninsula Community College District, Refunding GO, CAB(b)
0.00%, 08/01/30	3,500	2,824,325
0.00%, 08/01/31	5,940	4,576,711
M-S-R Energy Authority, RB, Series C, 6.13%, 11/01/29	2,445	3,127,668
Norman Y Mineta San Jose International Airport SJC, Refunding RB
Series A, AMT, 5.00%, 03/01/30	500	601,970
Series A, AMT, 5.00%, 03/01/31	1,500	1,792,785
Series A, AMT, 5.00%, 03/01/32	1,000	1,187,470
Series A, AMT, 5.00%, 03/01/33	975	1,150,939
Series A, AMT, 5.00%, 03/01/34	1,250	1,468,687
Series A, AMT, 5.00%, 03/01/35	2,000	2,329,760
Poway Unified School District, GO(b)
Series A, 0.00%, 08/01/30	10,000	8,632,400
Series A, 0.00%, 08/01/32	12,500	10,157,125
San Diego County Regional Airport Authority, ARB, Sub-Series B, AMT, 5.00%, 07/01/33	1,000	1,188,620

1

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
State of California, Refunding GO, 5.00%, 08/01/30	$10,000	$12,558,000
Washington Township Health Care District, Refunding RB, Series B, 3.00%, 07/01/28	750	803,678

		145,375,560

Colorado — 3.4%
Central Platte Valley Metropolitan District, GO
Series A, 5.13%, 12/01/29	700	765,751
Series A, 5.50%, 12/01/29	750	828,803
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.00%, 12/01/33	25,000	30,368,250
City & County of Denver Colorado, RB, CAB, Series A-2, 0.00%, 08/01/30(b)	1,000	806,290
Colorado Health Facilities Authority, Refunding RB
4.00%, 05/15/26(e)	2,860	3,416,642
Series A, 5.00%, 12/01/22(e)	3,000	3,187,440
Series A, 4.00%, 08/01/37	3,000	3,355,260
Copperleaf Metropolitan District No.2, Refunding GO, 5.25%, 12/01/30	500	515,660
Park Creek Metropolitan District, Refunding RB
Series A, Senior Lien, 5.00%, 12/01/27	1,500	1,794,435
Series A, Senior Lien, 5.00%, 12/01/28	1,500	1,790,955
Series A, Senior Lien, 5.00%, 12/01/30	1,350	1,601,910
Series A, Senior Lien, 5.00%, 12/01/31	1,500	1,769,910
Plaza Metropolitan District No.1, Refunding TA(c)
4.00%, 12/01/23	1,000	1,008,940
4.10%, 12/01/24	5,080	5,126,685
4.20%, 12/01/25	5,280	5,330,318
Tallyn’s Reach Metropolitan District No.3, GO, 5.00%, 12/01/33	503	502,643

		62,169,892

Connecticut — 0.8%
Capital Region Development Authority, Refunding RB
5.00%, 06/15/30	1,095	1,356,070
5.00%, 06/15/31	1,125	1,383,232
Connecticut State Health & Educational Facilities Authority, RB, Series A, 5.00%, 01/01/30(c)	370	399,141
Connecticut State Health & Educational Facilities Authority, Refunding RB
Series G-1, 5.00%, 07/01/27(c)	225	250,758
Series G-1, 5.00%, 07/01/28(c)	300	336,846
Series G-1, 5.00%, 07/01/29(c)	300	339,006
Series G-1, 5.00%, 07/01/30(c)	300	336,984
Series G-1, 5.00%, 07/01/32(c)	425	472,014
Series G-1, 5.00%, 07/01/34(c)	355	390,227
Series I-1, 5.00%, 07/01/35	400	474,508
State of Connecticut, GO, Series A, 5.00%, 04/15/33	7,000	8,639,400

		14,378,186

Delaware — 0.5%
County of Kent Delaware, RB
Series A, 4.00%, 07/01/22	230	230,051
Series A, 5.00%, 07/01/24	705	725,579
Series A, 5.00%, 07/01/25	805	831,895
Series A, 5.00%, 07/01/26	850	880,974
Series A, 5.00%, 07/01/27	890	923,802

Security	Par (000)	Value

Delaware (continued)
County of Kent Delaware, RB (continued) Series A, 5.00%, 07/01/28	$935	$969,043
Delaware State Health Facilities Authority, RB, 4.00%, 06/01/35	1,250	1,372,113
Delaware Transportation Authority, Refunding RB, 5.00%, 09/01/30	2,000	2,672,980

		8,606,437

District of Columbia — 0.1%
District of Columbia, Refunding RB, Series A, 6.00%, 07/01/23(e)	1,700	1,956,479

Florida — 8.2%
Capital Projects Finance Authority, Refunding RB, Series A-1, 5.00%, 10/01/30	1,000	1,125,200
Capital Trust Agency, Inc., RB, Series A, 4.00%, 06/15/29(c)	1,790	1,901,893
Central Florida Expressway Authority, Refunding RB
Senior Lien, 5.00%, 07/01/32	1,610	2,022,595
Senior Lien, 5.00%, 07/01/33	2,750	3,435,740
City of Lakeland Florida, Refunding RB, 5.00%, 11/15/30	3,750	4,595,288
City of Tampa Florida, Refunding RB, Series A, 4.00%, 09/01/33	10,000	10,638,600
County of Broward Florida, RB
Series A, AMT, (AGM), 5.00%, 04/01/30	600	649,146
Series A, AMT, (AGM), 5.00%, 04/01/33	740	798,068
County of Miami-Dade Florida, Refunding RB, Series B, 4.00%, 04/01/32	6,690	7,569,334
County of Palm Beach Florida, RB, 5.00%, 04/01/29(c)	1,000	1,044,650
County of St. Johns Florida Water & Sewer Revenue, Refunding RB, CAB(b)
Series B, 0.00%, 06/01/30	2,000	1,711,700
Series B, 0.00%, 06/01/31	1,295	1,073,361
Series B, 0.00%, 06/01/32	2,495	2,000,865
Double Branch Community Development District, Refunding SAB, Series A-1, Senior Lien, 4.13%, 05/01/31	1,200	1,291,776
Florida Development Finance Corp., RB, AMT, 5.00%, 05/01/29(c)	6,930	7,379,618
Florida Development Finance Corp., Refunding RB, 4.00%, 09/15/30(c)	470	492,964
Jacksonville Port Authority, Refunding ARB, AMT, 4.50%, 11/01/22(e)	9,445	10,206,928
Lakewood Ranch Stewardship District, Refunding SAB, 3.20%, 05/01/30(c)	540	544,406
Lakewood Ranch Stewardship District, SAB, S/F Housing, 3.40%, 05/01/30	375	377,989
LT Ranch Community Development District, SAB, 3.40%, 05/01/30	985	1,002,405
Martin County Industrial Development Authority, Refunding RB, AMT, 4.20%, 12/15/25(c)	7,250	7,266,965
Miami Beach Health Facilities Authority, Refunding RB, 5.00%, 11/15/30	1,000	1,133,230

2

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Orange County Convention Center/Orlando, Refunding RB
5.00%, 10/01/30	$11,470	$14,510,123
4.00%, 10/01/32	9,485	10,396,414
Palm Beach County Health Facilities Authority, RB, Series B, 5.00%, 05/15/31	410	448,544
Palm Beach County Health Facilities Authority, Refunding RB, 5.00%, 11/15/32	16,805	19,410,447
Reedy Creek Improvement District, GO, Series A, 5.25%, 06/01/23(e)	3,825	4,308,136
Sarasota National Community Development District, Refunding SAB, 3.50%, 05/01/31	1,000	1,037,560
School Board of Miami-Dade County, Refunding COP, Series A, 5.00%, 05/01/32	9,000	10,767,420
Tolomato Community Development District, Refunding SAB, Sub-Series A-2, 3.85%, 05/01/29	520	515,200
Village Community Development District No.10, SAB
4.50%, 05/01/23	1,165	1,199,764
5.00%, 05/01/32	5,265	5,472,757
Village Community Development District No.5, Refunding SAB
3.50%, 05/01/28	5,200	5,535,400
4.00%, 05/01/33	1,015	1,086,212
4.00%, 05/01/34	2,195	2,346,016
Village Community Development District No.6, Refunding SAB, 4.00%, 05/01/29	5,455	5,590,884

		150,887,598

Georgia — 1.6%
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/29	1,250	1,559,813
Series A, 5.00%, 05/15/30	8,000	9,942,240
Municipal Electric Authority of Georgia, RB, Series A, 5.00%, 01/01/34	8,000	9,814,080
Municipal Electric Authority of Georgia, Refunding RB(a)
Series A, 5.00%, 01/01/29	3,200	4,068,540
Series A, 5.00%, 01/01/30	3,155	4,057,247

		29,441,920

Idaho — 0.0%
Idaho Housing & Finance Association, RB, Series A, 4.63%, 07/01/29(c)	185	199,141

Illinois — 14.2%
Chicago Board of Education, Refunding GO
Series C, 5.00%, 12/01/22	14,830	15,545,399
Series C, 5.00%, 12/01/30	7,025	7,696,309
Series F, 5.00%, 12/01/22	4,760	4,989,622
Chicago Housing Authority, RB, M/F Housing
Series A, 5.00%, 01/01/33	3,000	3,660,390
Series A, 5.00%, 01/01/35	1,500	1,807,380
Chicago Midway International Airport, Refunding ARB, Series A, 2nd Lien, AMT, 5.00%, 01/01/33	5,000	5,440,350
Chicago O’Hare International Airport, Refunding RB
Series B, AMT, 4.00%, 01/01/27	5,000	5,189,600
Series B, Senior Lien, 5.00%, 01/01/33	6,000	7,105,020
Chicago Transit Authority, Refunding RB, 5.00%, 06/01/26	3,000	3,681,960

Security	Par (000)	Value

Illinois (continued)
City of Chicago Illinois Motor Fuel Tax Revenue, Refunding RB, (AGM), 5.00%, 01/01/30	$730	$801,978
City of Chicago Illinois Wastewater Transmission Revenue, RB
2nd Lien, 4.00%, 01/01/31	10,375	10,703,576
2nd Lien, 4.00%, 01/01/32	10,790	11,129,022
2nd Lien, 4.00%, 01/01/33	11,220	11,568,942
2nd Lien, 4.00%, 01/01/35	9,135	9,409,598
City of St. Charles Illinois, Refunding GO
4.00%, 12/01/30	1,620	1,731,829
4.00%, 12/01/31	1,715	1,831,174
County of Cook Illinois, Refunding GO, Series C, 4.00%, 11/15/29	19,750	20,840,595
Illinois Finance Authority, Refunding RB
Series A, 4.00%, 11/01/24	425	434,065
Series A, 5.00%, 11/01/26	460	496,000
Series A, 5.00%, 11/01/28	1,745	1,906,430
Series A, 5.00%, 11/01/29	1,840	2,011,690
Series A, 5.00%, 10/01/30	1,000	1,189,420
Series A, 5.00%, 11/01/30	1,935	2,110,640
Series A, 5.00%, 11/15/31	8,415	9,787,992
Series A, 4.00%, 10/01/32	1,000	1,109,470
Series A, 5.00%, 11/15/32	2,075	2,404,054
Series A, 4.00%, 02/01/33	11,000	11,803,440
Series A, 5.00%, 11/15/33	2,125	2,449,403
Series B, 5.00%, 08/15/30	3,205	3,869,845
Series C, 5.00%, 02/15/30	12,000	14,726,400
Illinois State Toll Highway Authority, Refunding RB, Series A, 4.00%, 12/01/31	20,000	22,519,200
Kane McHenry Cook & De Kalb Counties Unit School District No.300, Refunding GO, Series A, 5.00%, 01/01/30	6,350	7,750,493
Metropolitan Pier & Exposition Authority, Refunding RB
5.00%, 12/15/28	1,200	1,396,380
5.00%, 12/15/30	1,385	1,589,135
State of Illinois, GO
Series A, 5.00%, 12/01/28	9,950	10,941,020
Series D, 5.00%, 11/01/28	10,805	11,639,470
State of Illinois, Refunding GO, Series B, 5.00%, 10/01/30	7,000	7,681,170
Upper Illinois River Valley Development Authority, Refunding RB, 4.00%, 01/01/31(c)	370	372,216
Winnebago & Boone Counties School District
No.205 Rockford, GO 4.00%, 02/01/29	9,080	9,759,002
4.00%, 02/01/30	9,835	10,562,200

		261,641,879

Indiana — 2.7%
City of Indianapolis Department of Public Utilities Water System Revenue, Refunding RB, Series A, 1st Lien, 5.00%, 10/01/35	10,000	12,499,700
City of Valparaiso Indiana, RB, AMT, 5.88%, 01/01/24	1,105	1,161,498
City of Whiting Indiana, RB, Series A, AMT, 5.00%, 03/01/46(f)	8,500	9,351,870

3

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indiana (continued)
Indiana Finance Authority, Refunding RB, Series A, 4.00%, 05/01/23(e)	$22,565	$24,621,800
Northern Indiana Commuter Transportation District, RB 5.00%, 07/01/32	1,000	1,201,140
5.00%, 07/01/33	1,400	1,673,896

		50,509,904

Iowa — 2.2%
Iowa Finance Authority, Refunding RB, 5.25%, 12/01/25	13,345	14,169,854
PEFA, Inc., RB, 5.00%, 09/01/49(f)	21,415	25,914,292

		40,084,146

Kansas — 0.1%
Wyandotte County-Kansas City Unified Government Utility System Revenue, RB, Series A, 5.00%, 09/01/33	1,370	1,621,642

Kentucky — 0.6%
Kentucky Public Transportation Infrastructure Authority, RB, CAB Series B, 0.00%, 07/01/30(b)	1,230	865,416
Series C, Convertible, 6.40%, 07/01/33(g)	1,500	1,590,600
Louisville/Jefferson County Metropolitan Government, Refunding RB, Series A, 5.00%, 10/01/32	7,300	8,632,396

		11,088,412

Louisiana — 3.2%
City of Ruston Louisiana, RB (AGM), 5.00%, 06/01/29	1,060	1,284,720
(AGM), 5.00%, 06/01/30	1,000	1,207,010
(AGM), 5.00%, 06/01/31	1,020	1,224,643
(AGM), 5.00%, 06/01/32	1,225	1,462,613
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Series A-2, 6.50%, 11/01/35	2,130	2,138,371
Louisiana Public Facilities Authority, RB(c) Series A, 5.00%, 06/01/29	710	744,336
Series A, 5.00%, 04/01/30	525	548,289
Louisiana Public Facilities Authority, Refunding RB 5.00%, 05/15/29	1,235	1,475,837
5.00%, 05/15/30	990	1,176,684
3.00%, 05/15/31	2,225	2,327,751
5.00%, 05/15/32	1,485	1,741,059
5.00%, 05/15/33	2,175	2,535,919
Series B, 3.50%, 06/01/30	5,990	6,093,088
Louisiana Stadium & Exposition District, Refunding RB, Series A, 5.00%, 07/01/30	3,000	3,214,380
Parish of St. John the Baptist Louisiana, Refunding RB 2.00%, 06/01/37(f)	2,250	2,252,925
2.10%, 06/01/37(f)	1,305	1,308,693
Sub-Series B-1, 2.13%, 06/01/37(f)	1,800	1,806,498
Sub-Series B-1, 2.38%, 06/01/37(f)	3,260	3,289,666
Port New Orleans Board of Commissioners, Refunding RB, Series B, AMT, 5.00%, 04/01/23(e)	2,875	3,190,244
State of Louisiana, GO, Series A, 4.00%, 05/15/23(e)	6,540	7,162,281
Terrebonne Levee & Conservation District, RB, 5.00%, 07/01/23(e)	1,925	2,168,339

Security	Par (000)	Value

Louisiana (continued)
Tobacco Settlement Financing Corp., Refunding RB Series A, 5.25%, 05/15/32	$4,375	$4,584,387
Series A, 5.25%, 05/15/33	4,750	4,973,060
Series A, 5.25%, 05/15/35	1,500	1,596,975

		59,507,768

Maine — 0.1%
City of Portland Maine General Airport Revenue, Refunding RB 5.00%, 01/01/33	695	844,585
5.00%, 01/01/34	305	367,982
4.00%, 01/01/35	1,000	1,105,710

		2,318,277

Maryland — 1.9%
Anne Arundel County Consolidated Special Taxing District, ST 4.20%, 07/01/24	540	548,386
4.90%, 07/01/30	1,315	1,351,202
City of Baltimore Maryland, Refunding RB, 5.00%, 09/01/31	1,250	1,077,875
County of Prince George’s Maryland, TA, 5.00%, 07/01/30(c)	585	612,881
Howard County Housing Commission, RB, M/F Housing, 5.00%, 12/01/33	1,765	2,089,072
Maryland Economic Development Corp., RB, Series D, AMT, 5.00%, 03/31/30	1,325	1,307,801
Maryland Economic Development Corp., Refunding RB, 5.75%, 09/01/25	1,985	1,988,216
Maryland Health & Higher Educational Facilities Authority, Refunding RB 5.00%, 07/01/29	2,200	2,546,698
5.00%, 07/01/31	2,400	2,820,800
5.00%, 07/01/32	500	603,910
5.00%, 07/01/33	2,585	3,015,520
5.00%, 07/01/34	775	928,512
Series A, 5.00%, 01/01/31	2,865	3,319,217
Series A, 5.00%, 01/01/32	3,010	3,468,363
Series A, 5.00%, 01/01/33	3,165	3,630,571
State of Maryland, GO, 1st Series, 3.00%, 03/15/34	5,000	5,533,400

		34,842,424

Massachusetts — 1.6%
Commonwealth of Massachusetts, GO, Series I, 5.00%, 12/01/33	5,000	6,139,100
Commonwealth of Massachusetts, Refunding GO, Series A, (AMBAC), 5.50%, 08/01/30	2,500	3,490,350
Massachusetts Bay Transportation Authority, Refunding RB, CAB, Series A, 0.00%, 07/01/32(b)	5,500	4,291,210
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/33	1,070	1,209,175
Massachusetts Development Finance Agency, Refunding RB Series A, 5.00%, 01/01/32	2,020	2,324,879
Series A, 5.00%, 01/01/33	1,500	1,721,055
Series A, 5.00%, 10/01/33	1,285	1,449,955
Series A, 5.00%, 01/01/34	2,085	2,380,861
Series A, 5.00%, 01/01/35	2,000	2,274,880
Massachusetts Educational Financing Authority, Refunding RB, Series K, AMT, 5.25%, 07/01/29	4,495	4,694,758

		29,976,223

4

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan — 1.6%
City of Detroit Michigan, GO 5.00%, 04/01/26	$735	$791,411
5.00%, 04/01/27	580	629,399
5.00%, 04/01/28	665	725,934
5.00%, 04/01/29	665	723,706
5.00%, 04/01/30	510	563,071
5.00%, 04/01/31	735	794,638
5.00%, 04/01/32	625	673,337
5.00%, 04/01/33	830	888,100
Michigan Finance Authority, Refunding RB
5.00%, 06/01/24(e)	2,750	3,210,267
5.00%, 08/15/30	2,105	2,350,275
Michigan State Hospital Finance Authority, Refunding RB, Series C, 4.00%, 12/01/32	8,195	8,625,237
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/32	2,000	2,368,680
Michigan Strategic Fund, Refunding RB 5.00%, 11/15/29	1,260	1,396,861
5.00%, 11/15/34	1,410	1,516,131
Saginaw Valley State University, Refunding RB Series A, 5.00%, 07/01/31	2,070	2,477,728
Series A, 5.00%, 07/01/32	1,430	1,702,015

		29,436,790

Minnesota — 0.4%
City of Spring Lake Park Minnesota, RB, 4.00%, 06/15/29	1,185	1,232,945
Sartell-St Stephen Independent School District No.748, GO, CAB(b)
Series B, 0.00%, 02/01/30	3,915	3,188,024
Series B, 0.00%, 02/01/31	2,190	1,718,624
Series B, 0.00%, 02/01/32	1,450	1,094,982

		7,234,575

Mississippi — 1.5%
Mississippi Development Bank, Refunding RB
Series A, (AGM), 5.00%, 03/01/30	2,280	2,666,391
Series A, (AGM), 5.00%, 03/01/31	1,595	1,858,701
Series A, (AGM), 5.00%, 03/01/32	2,000	2,320,940
Series A, (AGM), 5.00%, 03/01/33	1,275	1,477,024
State of Mississippi, RB
Series A, 5.00%, 10/15/35	5,000	5,854,250
Series E, 5.00%, 10/15/33	12,225	13,811,683

		27,988,989

Missouri — 0.6%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB 5.00%, 05/01/30	3,000	3,177,510
5.00%, 05/15/31	1,175	1,392,728
4.00%, 05/15/32	1,680	1,868,899
4.00%, 05/15/33	2,000	2,212,240
Series A, 4.00%, 11/15/33	2,010	2,156,067
Industrial Development Authority of the City of St. Louis Missouri, Refunding RB, Series A, 3.88%, 11/15/29	970	855,365

		11,662,809

Montana — 0.6%
City of Forsyth Montana, Refunding RB, Series A, 3.90%, 03/01/31(f)	10,050	10,611,996

Security	Par (000)	Value

Nebraska — 0.6%
Central Plains Energy Project, RB 5.00%, 09/01/27	$5,000	$5,392,450
5.00%, 09/01/32	4,500	4,842,855
Elkhorn School District, GO 4.00%, 12/15/32	325	391,999
4.00%, 12/15/33	375	449,362

		11,076,666

Nevada(c) — 0.1%
Nevada Department of Business & Industry, RB, Series A, 5.00%, 07/15/27	335	362,631
State of Nevada Department of Business & Industry, RB, Series A, 4.50%, 12/15/29	655	686,178

		1,048,809

New Hampshire — 0.4%
New Hampshire Business Finance Authority, Refunding RB, Series A, AMT, 4.00%, 11/01/27(c)	2,205	2,247,579
New Hampshire State Turnpike System, RB, Series C, 4.00%, 08/01/33	4,350	4,607,781

		6,855,360

New Jersey — 14.7%
Casino Reinvestment Development Authority, Inc., Refunding RB 5.00%, 11/01/21	2,465	2,505,648
5.00%, 11/01/22	1,890	1,950,782
Industrial Pollution Control Financing Authority of Gloucester County, Refunding RB, Series A, AMT, 5.00%, 12/01/24	1,270	1,319,111
New Jersey Economic Development Authority, RB
Series A, 4.00%, 06/15/29(c)	665	707,274
Series A, 4.00%, 07/01/29	350	382,830
Series A, 5.00%, 06/15/32	4,500	5,119,515
Series C, 5.00%, 06/15/32	3,600	4,095,216
Series DDD, 5.00%, 06/15/35	2,000	2,236,980
AMT, 5.00%, 01/01/28	4,705	5,197,002
Series A, AMT, 5.63%, 11/15/30	1,740	1,786,632
Series B, AMT, 5.63%, 11/15/30	1,315	1,351,163
New Jersey Economic Development Authority, Refunding RB 5.00%, 06/15/26	10,610	11,089,678
4.25%, 06/15/27	16,500	17,025,525
(AGM), 5.00%, 06/01/28	1,000	1,211,660
5.00%, 01/01/29	2,280	2,528,908
(AGM), 5.00%, 06/01/30	1,500	1,792,650
(AGM), 5.00%, 06/01/31	1,750	2,080,470
(AGM), 4.00%, 06/01/32	2,125	2,367,887
Series BBB, 5.50%, 06/15/29	10,000	11,729,300
Series MMM, 4.00%, 06/15/35	5,000	5,329,150
Sub-Series A, 4.00%, 07/01/32	9,855	10,272,458
New Jersey Economic Development Authority, Refunding SAB, 5.75%, 04/01/31	5,000	5,115,750
New Jersey Educational Facilities Authority, RB,
Series A, 4.00%, 09/01/30	5,860	6,144,327
New Jersey Health Care Facilities Financing Authority, Refunding RB 5.00%, 07/01/28	1,500	1,738,380
5.00%, 07/01/29	4,150	4,962,132
5.00%, 07/01/30	3,500	4,161,427
Series A, 5.00%, 07/01/30	11,245	13,500,747

5

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
New Jersey Higher Education Student Assistance Authority, RB
Series 1A, AMT, 5.00%, 12/01/25	$5,500	$6,430,325
Series 1A, AMT, 5.00%, 12/01/26	2,250	2,623,882
Series A, AMT, 4.00%, 12/01/32	2,500	2,696,825
Series A, AMT, 4.00%, 12/01/33	2,000	2,138,160
Series A, AMT, 4.00%, 12/01/34	1,000	1,076,840
Series A, AMT, 4.00%, 12/01/35	1,000	1,058,350
New Jersey Housing & Mortgage Finance Agency, Refunding RB, Series A, AMT, 3.80%, 10/01/32	12,180	13,255,129
New Jersey Transportation Trust Fund Authority, RB
Series AA, 5.25%, 06/15/27	4,225	4,828,119
Series AA, 5.25%, 06/15/28	4,500	5,124,465
Series AA, 4.00%, 06/15/30	10,815	11,197,202
Series BB, 5.00%, 06/15/30	1,500	1,758,150
Series C, 5.25%, 06/15/32	10,000	11,053,900
Series D, 5.00%, 06/15/32	5,000	5,475,300
New Jersey Transportation Trust Fund Authority, Refunding RB
Series A, 5.00%, 06/15/30	6,600	7,557,858
Series A, 5.00%, 12/15/30	21,325	24,840,639
Newark Housing Authority Scholarship Foundation A New Jersey Non, Refunding RB, (NPFGC), 5.25%, 01/01/27	5,000	5,749,200
South Jersey Transportation Authority, Refunding RB, Series A, 5.00%, 11/01/33	500	557,870
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/30	16,740	20,964,004
Series A, 5.00%, 06/01/32	8,270	10,198,068
Township of Irvington NJ, Refunding GO
Series A, (AGM), 5.00%, 07/15/30	2,000	2,280,180
Series A, (AGM), 5.00%, 07/15/31	1,450	1,650,506

		270,217,574

New Mexico — 1.4%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/34	480	514,762
New Mexico Educational Assistance Foundation, RB
Series A-1, AMT, (GTD), 3.75%, 09/01/31	6,250	6,575,625
Series A-1, AMT, (GTD), 3.88%, 04/01/34	2,000	2,089,600
Series A-2, AMT, (GTD), 3.80%, 11/01/32	5,850	6,136,065
Series A-2, AMT, (GTD), 3.80%, 09/01/33	10,000	10,438,700

		25,754,752

New York — 3.9%
Build NYC Resource Corp., Refunding RB, AMT, 4.50%, 01/01/25(c)	820	856,539
County of Nassau New York, GO
Series A, (AGM), 5.00%, 04/01/34	4,165	5,120,659
Series A, (AGM), 5.00%, 04/01/35	4,385	5,369,170
Metropolitan Transportation Authority, Refunding RB, Sub-Series C-1, 5.00%, 11/15/34	10,000	10,676,100
Metropolitan Transportation Authority, Refunding RB, CAB(b)
Series A, 0.00%, 11/15/30	13,000	9,537,970
Series C-2, 0.00%, 11/15/32	19,315	12,634,714
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Sub-Series B-1, 5.00%, 08/01/30	4,980	6,127,890

Security	Par (000)	Value

New York (continued)
New York Transportation Development Corp., ARB
Series A, AMT, 4.00%, 07/01/32	$5,500	$5,835,390
Series A, AMT, 4.00%, 07/01/33	6,000	6,339,840
New York Transportation Development Corp., RB, AMT, 4.00%, 10/01/30	8,140	8,324,290

		70,822,562

North Carolina — 0.0%
North Carolina Medical Care Commission, RB, Series A, 4.00%, 10/01/27	600	686,976

Ohio — 1.3%
County of Butler Ohio, Refunding RB 5.00%, 11/15/30	1,225	1,503,393
5.00%, 11/15/31	2,500	3,050,075
5.00%, 11/15/32	2,200	2,670,096
County of Franklin Ohio, RB
Series A, 5.25%, 07/01/28	470	470,766
Series A, 5.63%, 07/01/32	940	941,664
County of Hamilton Ohio Sales Tax Revenue, Refunding RB, Series A, 5.00%, 12/01/30	4,500	5,428,035
Ohio Air Quality Development Authority, Refunding RB, 3.25%, 09/01/29	4,450	4,482,574
State of Ohio, RB
AMT, (AGM), 5.00%, 12/31/29	1,625	1,888,250
AMT, (AGM), 5.00%, 12/31/30	2,400	2,783,400

		23,218,253

Oklahoma — 0.9%
Norman Regional Hospital Authority, Refunding RB
5.00%, 09/01/27	2,100	2,502,591
5.00%, 09/01/28	2,000	2,370,600
5.00%, 09/01/29	2,150	2,530,421
5.00%, 09/01/30	5,130	5,998,971
Oklahoma Capitol Improvement Authority, RB, Series B, 5.00%, 07/01/30(a)	2,150	2,884,827

		16,287,410

Oregon — 0.5%
Oregon Health & Science University, Refunding RB, Series B, 5.00%, 07/01/35	7,390	8,793,804

Pennsylvania — 18.3%
Allegheny County Hospital Development Authority, Refunding RB
Series A, 5.00%, 04/01/31	3,075	3,748,886
Series A, 5.00%, 04/01/34	3,345	4,005,169
Series A, 5.00%, 04/01/35	1,000	1,191,340
Allentown Neighborhood Improvement Zone Development Authority, RB(c)
5.00%, 05/01/23	490	502,333
5.00%, 05/01/28	835	891,972
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB
Series A, 5.00%, 05/01/27	6,750	7,023,375
Series A, 5.00%, 05/01/28	5,000	5,200,650
Series A, 5.00%, 05/01/29	3,745	3,893,901
Series A, 5.00%, 05/01/30	5,300	5,509,085
Chester County Health and Education Facilities Authority, Refunding RB
Series A, 5.00%, 12/01/30	2,180	2,230,205
Series A, 5.00%, 10/01/32	1,450	1,775,163

6

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Chester County Health and Education Facilities Authority, Refunding RB (continued) Series A, 5.00%, 10/01/33	$2,300	$2,805,379
Chester County Industrial Development Authority, SAB, 4.38%, 03/01/28(c)	265	265,522
City of Philadelphia Pennsylvania Airport Revenue, Refunding RB, Series A, 5.00%, 07/01/30	5,000	6,477,750
City of Philadelphia Pennsylvania, Refunding GO
(AGM), 5.00%, 08/01/30	9,235	11,477,720
(AGM), 4.00%, 08/01/32	6,000	6,994,080
Series A, 5.00%, 08/01/30	4,500	5,517,180
Clarion County Industrial Development Authority, Refunding RB, AMT, 2.45%, 12/01/39(f)	4,200	4,482,072
Commonwealth Financing Authority, RB
5.00%, 06/01/30	3,500	4,388,860
5.00%, 06/01/32	6,000	7,425,600
Commonwealth of Pennsylvania, Refunding GO, 1st Series, 4.00%, 01/01/30	7,000	8,178,520
Cumberland County Municipal Authority, Refunding RB
5.00%, 01/01/29	1,300	1,415,375
5.00%, 01/01/30	2,675	2,898,737
5.00%, 01/01/32	1,510	1,631,570
Dauphin County General Authority, Refunding RB, Series A, 4.00%, 06/01/31	2,275	2,512,942
Delaware County Authority, Refunding RB
5.00%, 07/01/28	800	908,736
5.00%, 07/01/29	1,365	1,542,559
5.00%, 07/01/30	1,435	1,602,680
East Hempfield Township Industrial Development Authority, RB, 5.00%, 07/01/30	2,105	2,132,914
Geisinger Authority, Refunding RB
Series A-2, 5.00%, 02/15/32	4,000	4,800,640
Series A-2, 5.00%, 02/15/34	1,750	2,083,882
Lancaster County Hospital Authority, Refunding RB, Series A, 3.00%, 08/15/30	2,535	2,746,825
Montgomery County Higher Education and Health Authority, Refunding RB
4.00%, 09/01/34	3,000	3,333,390
4.00%, 09/01/35	1,735	1,916,117
4.00%, 09/01/36	1,500	1,649,775
Series A, 5.00%, 09/01/31	1,750	2,109,275
Series A, 5.00%, 09/01/32	1,315	1,573,490
Montgomery County Industrial Development Authority, Refunding RB
5.00%, 05/15/22(e)	2,500	2,681,600
5.00%, 01/01/30	2,000	2,009,460
Series A, 5.25%, 01/15/29	3,250	3,487,835
Northampton County General Purpose Authority, RB, Series A, 5.00%, 08/15/33	12,660	13,990,693
Northampton County General Purpose Authority, Refunding RB, 5.00%, 11/01/34	5,400	6,543,558
Pennsylvania Economic Development Financing Authority, RB
Series A-1, 5.00%, 04/15/30	2,500	3,245,975
AMT, 5.00%, 12/31/29	5,000	5,930,450
AMT, 5.00%, 12/31/30	13,100	15,423,285
AMT, 5.00%, 12/31/34	16,500	19,058,985

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, Refunding RB, 5.00%, 03/15/31	$4,500	$5,386,320
Pennsylvania Higher Educational Facilities Authority, RB, Series AT-1, 5.00%, 06/15/30	7,910	9,541,279
Pennsylvania Higher Educational Facilities Authority, Refunding RB
5.00%, 05/01/30	425	500,994
5.00%, 05/01/31	1,275	1,494,415
4.00%, 05/01/32	3,000	2,990,010
5.00%, 05/01/32	1,750	2,040,063
5.00%, 05/01/33	3,320	3,850,602
5.00%, 05/01/35	1,000	1,153,140
Pennsylvania Housing Finance Agency, Refunding RB, Series 125A, AMT, 3.40%, 10/01/32	9,000	9,508,230
Pennsylvania Turnpike Commission, RB
Series B, 5.00%, 12/01/29	800	1,056,552
Series B, 5.00%, 12/01/30	620	829,628
Sub-Series B-1, 5.00%, 06/01/31	3,000	3,623,490
Sub-Series B-1, 5.00%, 06/01/32	4,075	4,897,090
Sub-Series B-1, 5.00%, 06/01/33	4,000	4,787,560
Pennsylvania Turnpike Commission, Refunding RB
5.00%, 12/01/30	5,000	5,984,350
2nd Series, 5.00%, 12/01/32	1,000	1,210,380
2nd Series, 5.00%, 12/01/35	2,005	2,393,088
2nd Sub Series, 5.00%, 12/01/33	1,815	2,187,801
2nd Sub Series, 5.00%, 12/01/34	1,500	1,798,290
Sub-Series B-2, (AGM), 5.00%, 06/01/34	4,000	4,873,840
Philadelphia Authority for Industrial Development, RB, 4.00%, 06/15/29	350	362,873
Philadelphia Gas Works Co, RB, Series A, (AGM), 5.00%, 08/01/30	800	1,056,864
Philadelphia Gas Works Co, Refunding RB, Series 14-T, 5.00%, 10/01/30	425	514,645
Southeastern Pennsylvania Transportation Authority, RB
5.00%, 06/01/21	250	256,710
5.00%, 06/01/30	5,000	6,577,450
State Public School Building Authority, RB, 5.00%, 04/01/22(e)	23,630	25,210,783
Wayne County Hospital & Health Facilities Authority, RB
Series A, (GTD), 5.00%, 07/01/31	460	565,630
Series A, (GTD), 4.00%, 07/01/33	440	497,455
Westmoreland County Municipal Authority, Refunding RB
(BAM), 5.00%, 08/15/27	1,500	1,784,010
(BAM), 5.00%, 08/15/31	5,000	6,122,900
(BAM), 5.00%, 08/15/32	17,945	21,891,823

		336,163,775

Puerto Rico(b) — 4.0%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB
Series A-1, Restructured, 0.00%, 07/01/29	14,055	11,122,003
Series A-1, Restructured, 0.00%, 07/01/31	34,336	25,199,877
Series A-1, Restructured, 0.00%, 07/01/33	43,149	28,993,107
Series B-1, Restructured, 0.00%, 07/01/31	5,755	4,169,958
Series B-1, Restructured, 0.00%, 07/01/33	6,477	4,314,200

		73,799,145

7

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Rhode Island — 1.6%
Rhode Island Health and Educational Building Corp., Refunding RB, 5.00%, 05/15/30	$1,500	$1,702,380
Rhode Island Housing and Mortgage Finance Corp., RB, S/F Housing, Series 68-B, 3.00%, 10/01/31	13,500	14,103,585
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/28	2,750	3,189,945
Series A, 5.00%, 06/01/29	4,500	5,210,640
Series A, 5.00%, 06/01/30	4,215	4,870,643

		29,077,193

South Carolina — 0.8%
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 5.00%, 05/01/35	10,000	11,833,000
South Carolina Public Service Authority, Refunding RB, Series A, 5.00%, 12/01/31(a)	2,800	3,659,376

		15,492,376

Tennessee — 0.6%
Chattanooga Health Educational & Housing Facility Board, Refunding RB, Series A, 4.00%, 08/01/36	2,000	2,200,400
Chattanooga-Hamilton County Hospital Authority, Refunding RB, Series A, 5.00%, 10/01/31	6,210	6,889,995
Memphis-Shelby County Industrial Development Board, Refunding TA, Series A, 4.75%, 07/01/27	525	484,727
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, RB, Series A, 5.00%, 07/01/31	1,300	1,542,762

		11,117,884

Texas — 14.3%
Central Texas Regional Mobility Authority, RB
Series A, Senior Lien, 5.00%, 01/01/30	1,600	1,874,272
Series A, Senior Lien, 5.00%, 01/01/31	1,175	1,373,845
Series A, Senior Lien, 5.00%, 01/01/33	1,500	1,737,540
Central Texas Turnpike System, RB
Series C, 5.00%, 08/15/32	12,500	14,288,125
Series C, 5.00%, 08/15/33	14,000	15,970,780
City of Austin Texas Water & Wastewater System Revenue, Refunding RB, Series C, 5.00%, 11/15/30(a)	900	1,227,825
City of Houston Texas Airport System Revenue, Refunding RB, Sub-Series D, 5.00%, 07/01/33	7,000	8,627,710
City of Houston Texas Combined Utility System Revenue, Refunding RB
Series B, 1st Lien, 5.25%, 11/15/33	4,000	4,943,360
Series B, 1st Lien, 5.00%, 11/15/34	7,315	8,884,945
Clifton Higher Education Finance Corp., RB, 6.00%, 08/15/33	1,650	1,831,797
Clifton Higher Education Finance Corp., Refunding RB
Series A, 3.10%, 12/01/22	480	486,360
Series A, (PSF-GTD), 4.00%, 08/15/31	1,250	1,439,037
Series A, 3.95%, 12/01/32	1,800	1,826,460
Series A, (PSF-GTD), 4.00%, 08/15/33	1,200	1,371,672
County of Harris Texas, Refunding RB, Series C, Senior Lien, 4.00%, 08/15/33	12,325	12,970,707
County of Nueces Texas, Refunding GO
4.00%, 02/15/33	1,165	1,387,585
4.00%, 02/15/35	725	855,138

Security	Par (000)	Value

Texas (continued)
Dallas Fort Worth International Airport, Refunding RB, 5.00%, 11/01/32	$5,000	$6,497,850
Harris County Cultural Education Facilities Finance Corp., RB
Series B, 5.75%, 01/01/28	500	528,310
Series B, 6.38%, 01/01/33	460	490,006
Harris County Cultural Education Facilities Finance Corp., Refunding RB
Series A, 5.00%, 06/01/28	1,150	1,189,100
Series A, 5.00%, 01/01/33	1,090	1,119,833
Series A, 5.00%, 06/01/33	3,000	3,038,370
Leander Independent School District, Refunding GO, CAB(b)
Series D, (PSF-GTD), 0.00%, 08/15/31	1,200	829,392
Series D, (PSF-GTD), 0.00%, 08/15/32	2,000	1,336,780
Series D, (PSF-GTD), 0.00%, 08/15/33	4,485	2,848,917
Matagorda County Navigation District No.1, Refunding RB
Series A, (AMBAC), 4.40%, 05/01/30	26,120	31,195,116
Series B-2, 4.00%, 06/01/30	12,995	13,899,322
Series B, AMT, (AMBAC), 4.55%, 05/01/30	10,000	12,071,400
Midland County Fresh Water Supply District No.1, RB, CAB(b)
Series A, 0.00%, 09/15/31	6,235	4,578,548
Series A, 0.00%, 09/15/32	15,135	10,541,679
Mission Economic Development Corp., Refunding RB, AMT, Senior Lien, 4.63%, 10/01/31(c)	3,805	4,030,522
New Hope Cultural Education Facilities Finance Corp., RB(c)
Series A, 3.63%, 08/15/22	195	195,755
Series A, 4.25%, 08/15/27	450	452,462
Series A, 4.00%, 08/15/29	335	351,294
North Texas Tollway Authority, Refunding RB, Series A, 5.00%, 01/01/35	5,750	6,901,437
Red River Health Facilities Development Corp., RB
4.70%, 01/01/22	275	277,189
5.50%, 01/01/32	1,000	1,016,080
Socorro Independent School District, Refunding GO, Series B, (PSF-GTD), 4.00%, 08/15/34	3,000	3,513,540
Tarrant County Cultural Education Facilities Finance Corp., RB
Series A, 4.00%, 11/15/31	5,500	5,939,120
Series A, 4.00%, 11/15/32	15,420	16,628,003
Series B, 5.00%, 07/01/35	6,000	7,356,300
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Series A-1, 5.00%, 10/01/29	1,000	1,080,110
Texas Municipal Gas Acquisition & Supply Corp. III, RB
5.00%, 12/15/30	13,000	14,044,810
5.00%, 12/15/31	25,000	27,010,000
Texas Public Finance Authority, Refunding RB, 4.00%, 12/01/31	1,650	1,874,565
Texas Transportation Commission State Highway Fund, Refunding RB, 5.00%, 10/01/22	1,000	1,090,590

		263,023,558

Utah — 0.3%
Utah Transit Authority, Refunding RB, Subordinate, 4.00%, 12/15/31	5,000	5,692,500

8

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia — 0.6%
Dulles Town Center Community Development Authority, Refunding SAB, 4.25%, 03/01/26	$500	$495,270
Fairfax County Economic Development Authority, RB, Series A, 5.00%, 12/01/32	2,000	2,103,900
Hanover County Economic Development Authority, Refunding RB
Series A, 4.50%, 07/01/30	3,000	3,022,950
Series A, 4.50%, 07/01/32	1,100	1,106,655
Virginia Small Business Financing Authority, RB, AMT, Senior Lien, 5.00%, 07/01/34	3,940	4,076,442

		10,805,217

Washington — 2.3%
Grant & Douglas Counties School District No.144-101 Quincy, GO, 4.00%, 12/01/34	7,475	8,535,104
Greater Wenatchee Regional Events Center Public Facilities District, Refunding RB
Series A, 5.00%, 09/01/27	1,000	1,002,980
Series A, 5.25%, 09/01/32	1,555	1,556,882
Port of Seattle Washington, ARB
Series C, AMT, Intermediate Lien, 5.00%, 05/01/33	6,695	7,848,883
Series C, AMT, Intermediate Lien, 5.00%, 05/01/34	6,000	6,994,560
Washington Health Care Facilities Authority, Refunding RB, Series B, 5.00%, 08/15/35	9,485	11,494,113
Washington State Housing Finance Commission, Refunding RB
5.00%, 07/01/28	1,000	1,090,260
5.00%, 07/01/33	1,100	1,194,061
WBRP 3.2, RB
Series A, 5.00%, 01/01/31	1,000	1,191,240
Series A, 5.00%, 01/01/32	1,140	1,355,665

		42,263,748

West Virginia — 0.2%
West Virginia Hospital Finance Authority, RB
Series A, 5.00%, 06/01/31	1,950	2,328,944
Series A, 5.00%, 06/01/33	1,100	1,299,254

		3,628,198

Wisconsin — 2.1%
Public Finance Authority, RB(c)
5.00%, 01/01/31	650	687,395
Series A, 4.00%, 07/15/29	645	657,410
Series A, 4.00%, 03/01/30	1,305	1,326,245
Series A, 3.75%, 06/01/30	345	329,561
Public Finance Authority, Refunding RB 4.00%, 09/01/29(c)	430	424,651
AMT, 2.63%, 11/01/25	3,000	3,140,550
Series B, AMT, 5.25%, 07/01/28	2,250	2,391,322
State of Wisconsin, GO, Series B, 3.00%, 05/01/21(e)	5,000	5,068,200
Wisconsin Health & Educational Facilities Authority, Refunding RB
4.00%, 10/01/32	4,520	4,763,040
5.00%, 04/01/35	2,500	3,095,775

Security	Par (000)	Value

Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, Refunding RB (continued) Series C-4, 0.76%, 08/15/54(f)	$8,200	$8,191,456
Wisconsin Housing & Economic Development Authority, Refunding RB, S/F Housing, Series D, (FNMA), 3.00%, 09/01/32	9,000	9,388,530

		39,464,135

Total Municipal Bonds — 127.8% (Cost: $2,193,901,720)		2,351,113,431

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

Colorado(i) — 4.6%
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 4.25%, 11/15/22(e)	69,030	73,690,049
Series A, AMT, 4.25%, 11/15/31	8,085	8,630,799
Series A, AMT, 4.25%, 11/15/32	2,230	2,380,542

		84,701,390

Florida(i) — 5.4%
County of Broward Florida Airport System Revenue, ARB
Series Q-1, 4.00%, 10/01/29	17,200	18,239,471
Series Q-1, 4.00%, 10/01/30	18,095	19,188,560
Series Q-1, 4.00%, 10/01/31	18,820	19,957,375
Series Q-1, 4.00%, 10/01/32	19,575	20,758,003
Series Q-1, 4.00%, 10/01/33	20,355	21,585,142

		99,728,551

Iowa — 2.4%
State of Iowa Board of Regents, RB
4.00%, 09/01/28	3,375	3,584,071
4.00%, 09/01/29	6,525	6,929,204
4.00%, 09/01/30	6,325	6,716,815
4.00%, 09/01/31	8,650	9,185,842
4.00%, 09/01/32	7,750	8,230,089
4.00%, 09/01/33	9,375	9,955,753

		44,601,774

Nevada — 1.1%
County of Clark Nevada, Refunding GO, Series B, 4.00%, 11/01/34	17,710	20,099,964

Pennsylvania — 2.7%
Commonwealth of Pennsylvania, GO, 1st Series, 5.00%, 03/01/32(i)	20,000	25,022,600
County of Lehigh Pennsylvania, Refunding RB, 4.00%, 07/01/33	22,285	23,387,664

		48,410,264

Texas(i) — 8.6%
Dallas Fort Worth International Airport, Refunding RB
Series E, AMT, 4.00%, 11/01/32	6,915	6,914,998
Series E, AMT, 4.13%, 11/01/35	10,435	10,434,997
Series F, AMT, 5.00%, 11/01/29	12,820	12,819,997
Series F, AMT, 5.00%, 11/01/30	15,565	15,564,996
Series F, AMT, 5.00%, 11/01/31	10,000	9,999,998
Series F, AMT, 5.00%, 11/01/32	17,170	17,169,996
San Antonio Public Facilities Corp., Refunding RB 4.00%, 09/15/30	15,000	15,955,537

9

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
San Antonio Public Facilities Corp., Refunding RB (continued)
4.00%, 09/15/31	$19,475	$20,715,605
4.00%, 09/15/32	18,075	19,226,422
4.00%, 09/15/33	11,000	11,700,727
4.00%, 09/15/34	11,885	12,642,104
4.00%, 09/15/35	4,500	4,786,661

		157,932,038

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 24.8% (Cost: $434,168,381)		455,473,981

Total Long-Term Investments — 152.6% (Cost: $2,628,070,101)		2,806,587,412

	Shares

Short-Term Securities

Money Market Funds — 2.7%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(j)(k)	49,531,740	49,536,693

Total Short-Term Securities — 2.7% (Cost: $49,537,703)		49,536,693

Total Investments — 155.3% (Cost: $2,677,607,804)		2,856,124,105

Liabilities in Excess of Other Assets — (0.3)%		(5,385,138)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (14.2)%		(261,916,358)

RVMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (40.8)%		(749,681,885)

Net Assets Applicable to Common Shares — 100.0%		$1,839,140,724

(a)	When-issued security.
(b)	Zero-coupon bond.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(e)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(g)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(i)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between November 2, 2020 to March 1, 2026, is $221,778,857.

(j)	Affiliate of the Trust.
(k)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$53,785,322	$—	$(4,242,807	)(a)	$(1,447)	$(4,375)	$49,536,693	49,531,740	$1,343	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

10

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Municipal 2030 Target Term Trust (BTT)

Fair Value Hierarchy as of Period End (continued)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s investments categorized in the disclosure hierarchy. The breakdown of the Trust’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$2,351,113,431	$—	$2,351,113,431
Municipal Bonds Transferred to Tender Option Bond Trusts	—	455,473,981	—	455,473,981
Short-Term Securities
Money Market Funds	49,536,693	—	—	49,536,693

	$49,536,693	$2,806,587,412	$—	$2,856,124,105

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(261,824,933)	$—	$(261,824,933)
RVMTP Shares at Liquidation Value	—	(750,000,000)	—	(750,000,000)

	$—	$(1,011,824,933)	$—	$(1,011,824,933)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

FNMA	Federal National Mortgage Association

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PSF-GTD	Permanent School Fund Guaranteed

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

ST	Special Tax

Portfolio Abbreviation (continued)

TA	Tax Allocation

11